Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditor's remuneration.
Payable to the auditors of RELX PLC	£ 0.9	£ 0.9	£ 0.9
Payable to the auditors of the Group's subsidiaries	8.2	7.7	8.3
Audit services	9.1	8.6	9.2
Audit-related assurance services	0.6	0.5	0.8
Total auditor's remuneration	£ 9.7	£ 9.1	£ 10.0